Risks Arising from Financial Instruments and Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency Risk [Member]	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)
Financial assets
Cash	€ 11,304	$ 5,028,415	£ 100		€ 12,504		£ 16,558
Trade and other receivables	3,076	24,199,567	354		3,076		293,055
Due from related parties		68,814
Cash and cash held in trust				$ 287,503				$ 5,473,500
Loans receivable							469,233	515,197
Total financial assets	14,380	29,296,796	454	287,503	15,580		778,846	5,988,697
Financial liabilities
Trade and other payables	5,263	5,425,846	2,126	4,137,013	838		820,809	2,809,356
Due to related party				882,165				425,962
Lease liabilities		4,609,418		191,706
Loans and borrowings	124,890			1,177,564	124,890			315,557
Convertible promissory notes				1,446,893
Secured promissory notes				10,465,530
Secured convertible debenture				5,681,053
Total financial liabilities	€ 130,153	$ 10,035,264	£ 2,126	$ 23,981,924	€ 125,728		£ 820,809	$ 3,550,875